Subsequent Event - Stock Split and Initial Public Offering (Detail) (USD $)	0 Months Ended					1 Months Ended
	Apr. 10, 2013	Sep. 30, 2013	Apr. 11, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 10, 2013 Subsequent Event
Subsequent Event [Line Items]
Common stock, shares authorized		900,000,000	900,000,000	900,000,000	900,000,000	900,000,000
All classes, shares authorized			1,000,000,000			1,000,000,000
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized			100,000,000			100,000,000
Preferred stock, par value			$ 0.01			$ 0.01
Common stock split ratio	2,295.248835					2,295.248835